Details of Significant Accounts - Summary of Expenses by Nature (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Expense By Nature [Abstract]
Employee benefit expenses	$ 215,721	$ 7,682	$ 268,381	$ 314,655
Depreciation charges	52,960	1,886	64,754	39,315
Amortization charges	$ 3,207	$ 114	$ 6,648	$ 8,144